SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2024
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 8:	SHAREHOLDERS' EQUITY

a.	Ordinary shares

The ordinary shares of the Company entitle their holders to receive notice to participate and vote in general meetings of the Company, the right to share in distributions upon liquidation of the Company and to receive dividends, if declared.

b.	Stock Options and RSUs plans

In 2003, the Company adopted a share option plan which has been extended or replaced from time to time. To date, the plan that is currently in effect is the Amended and Restated Share Option and RSU Plan as amended on August 10, 2014 (the “Plan”). Under the Plan, options and RSUs may be granted to officers, directors, employees and consultants of the Company or its subsidiaries. The options vest primarily over four years, subject to certain exceptions. The options expire between six to ten years from the date of grant. The Plan was extended to expire on December 31, 2024. In 2024, the Company adopted a new share option plan, the 2024 Equity Incentive Plan, to replace the Plan (the “New Plan”).

The Company has reserved sufficient authorized but unissued Shares for purposes of the Plan and the New Plan (together the “Plans”) subject to adjustments as provided in the Plans.

Since the date of the Plan in 2014, the Company has reserved 17,207,511 units under the Plans. As of June 30, 2024, an aggregated number of 1,631,599 ordinary shares were available for future grants under the Plans.

The following table summarizes the activities for the Company’s stock options for the six months ended June 30, 2024:

	Six months ended June 30, 2024
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
				$ thousands

Outstanding at beginning of year	5,625,482	2.71	3.66	300
Granted	451,823	2.88
Exercised	(234,127)	2.31
Forfeited or expired	(626,739)	3.18

Outstanding at end of the period	5,216,439	2.68	3.67	994

Options exercisable at end of the period	2,986,522	2.82	3.08	383

Vested and expected to vest	4,846,189	2.71	3.58	876

The weighted average fair value of options granted during the six months ended June 30, 2024, and 2023 was $1.24 and $1.06, respectively.

The intrinsic value of options exercised during the six months ended June 30, 2024, and 2023 was $141 thousand and $43 thousand, respectively.

The following table summarizes the activities for the Company’s RSUs for the six months ended June 30, 2024:

	Six months ended June 30, 2024
	Number of RSUs	Weighted average fair value

Unvested at beginning of year	2,622,195	2.42
Granted	439,677	2.63
Vested	(218,031)	2.27
Forfeited	(71,740)	2.31

Unvested at end of period	2,772,101	2.47

As of June 30, 2024, the total unrecognized estimated compensation cost related to non-vested stock options and RSUs granted prior to that date was $3,564 thousand, which is expected to be recognized over a weighted average period of approximately one year.

The following table sets forth the total share-based compensation expenses included in the interim consolidated statements of operations for the six months ended June 30, 2024, and 2023:

	Six months ended June 30,
	2024	2023
	$ thousands

Cost of revenues	265	226
Research and development	336	477
Sales and Marketing	683	738
General and administrative	1,186	536

Total share-based compensation expense	2,470	1,977